Other financial assets	12 Months Ended
Dec. 31, 2025
Other financial assets [Abstract]
Other financial assets	13Other financial assets

Accounting policies
Classification and measurement of financial assets
The company applies IFRS 9 in classifying and measuring financial assets. Classification and measurement depend on the characteristics of the financial asset’s contractual cash flows and the company’s business model for managing the assets.
The company initially measures a financial asset at its fair value plus, in the case of financial assets other than those designated at fair value through profit or loss, transaction costs.
For the purposes of subsequent measurement, financial assets are classified into four categories:
•Financial assets at amortized cost: debt instruments held with the objective to collect contractual cash flows, provided that the cash flows represent solely payments of principal and interest.
•Financial assets at fair value through other comprehensive income (FVTOCI): debt instruments held with the objective to collect contractual cash flows and sell the financial asset, provided that the cash flows represent solely payments of principal and interest. Changes in fair value are recognized in OCI and recycled to profit or loss upon derecognition.
•Financial assets at FVTOCI: equity instruments for which the company made an irrevocable election to present subsequent changes in their fair value in OCI given that the short-term fair value fluctuations of these long-term, equity investments are not considered representative of the company’s performance.
Gains and losses are not recycled to profit or loss upon derecognition; however, dividends are recognized in profit or loss.
•Financial assets at fair value through profit or loss (FVTPL): debt instruments that do not meet the criteria for amortized cost or FVTOCI, and equity instruments not designated at FVTOCI, are measured at FVTPL.
Changes in fair value are recognized in profit or loss.
Impairment of financial assets
The company recognizes a loss allowance for expected credit losses (ECL) for trade receivables, contract assets, lease receivables, and debt instruments measured at amortized cost or at FVTOCI.
At each reporting date, the company assesses the credit risk of its financial assets. If, at the reporting date, the credit risk on a debt instrument has not increased significantly since initial recognition, the company measures the loss allowance for the financial asset at an amount equal to 12 months of expected credit losses. If, at the reporting date, the credit risk on a debt instrument has increased significantly since initial recognition, the company measures the loss allowance for the financial asset at an amount equal to the lifetime-expected credit losses. For all trade receivables, contract assets and lease receivables the company measures the loss allowance at an amount equal to lifetime-expected credit losses.

Accounting estimates and judgments
The determination of fair value is subject to estimates for investments that are not publicly traded. Refer to
Fair value of financial assets and liabilities.
Financial assets classified at amortized cost and at fair value through OCI are subject to impairment assessment. The calculation of expected credit losses requires the company to apply significant judgment and make estimates and assumptions that involve significant uncertainty at the time they are made. Changes to these estimates and assumptions can result in significant changes to the timing and amount of expected credit losses to be recognized.

Other current financial assets
In 2025, Other current financial assets decreased from EUR 2 million to EUR 0 million (2024: decreased from
EUR 3 million to EUR 2 million).
Other non-current financial assets
The company’s investments in Other non-current financial assets mainly consist of investments in common shares of companies in various industries and investments in limited life funds. The changes during 2025 and
2024 are presented in the accompanying table:
Philips Group
Other non-current financial assets in millions of EUR

	Non-current financial assets at FVTPL	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2025	288	242	102	631
Changes:
Acquisitions/additions	118	3	11	132
Sales/redemptions/reductions	(14)	(32)	(9)	(55)
Value adjustment through OCI	-	(14)	-	(14)
Value adjustment through P&L	(26)	-	-	(26)
Translation differences and other	(22)	(19)	(2)	(42)
Reclassifications	36	40	1	78
Balance as of December 31, 2025	380	221	103	704
Philips Group
Other non-current financial assets in millions of EUR

	Non-current financial assets at FVTPL	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2024	284	258	77	619
Changes:
Acquisitions/additions	76	6	65	147
Sales/redemptions/reductions	(31)	(14)	(11)	(56)
Value adjustment through OCI	-	(23)	-	(23)
Value adjustment through P&L	(25)	-	1	(23)
Translation differences and other	8	12	(4)	16
Reclassifications	(25)	4	(27)	(47)
Balance as of December 31, 2024	288	242	102	631
As of December 31, 2025, equity investments of EUR 213 million (2024: EUR 222 million) are accounted under the FVTOCI category based on the company's election at initial recognition mainly because such investments are neither held for trading purposes nor primarily for their increase in value and the elected presentation is considered to reflect the nature and purpose of the investment.